Note 8 - Convertible Debt (PIK Notes) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Convertible Debt [Table Text Block]
	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$13,400,958	$22,977,103	$36,378,061
Less: Discount	(1,791,109)	(14,841,648)	(16,632,757)
Less: Deferred Financing Cost	(6,650)	(10,850)	(17,500)
PIK Note Payable, Net	$11,603,199	$8,124,605	$19,727,804

PIK Note Derivative Liability	$230,329	$3,626,505	$3,856,834
	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$12,762,816	$21,882,955	$34,645,771
Less: Discount	(1,854,894)	(15,717,991)	(17,572,885)
Less: Deferred Financing Cost	(7,828)	(13,422)	(21,250)
PIK Note Payable, Net	$10,900,094	$6,151,542	$17,051,636

PIK Note Derivative Liability	$262,764	$4,876,093	$5,138,857

	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$12,762,816	$21,882,955	$34,645,771
Less: Discount	(1,854,894)	(15,717,991)	(17,572,885)
PIK Note Payable, Net	$10,907,922	$6,164,964	$17,072,886

PIK Note Derivative Liability	$262,764	$4,876,093	$5,138,857
	Series 2023 Notes	Series A Notes	Total
PIK Note Payable, Gross	$11,576,250	$19,848,486	$31,424,736
Less: Discount	(1,949,555)	(16,450,742)	(18,400,297)
PIK Note Payable, Net	$9,626,695	$3,397,744	$13,024,439

PIK Note Derivative Liability	$478,149	$9,557,476	$10,035,625